Income Taxes - Effective Income Tax Rate Reconciliation (Details)		3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate			21.00%
State income tax, net of federal benefit			1.70%
Permanent differences			(1.00%)
Tax credits			0.40%
Change in valuation allowance			(22.10%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%